Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Schedule of property and equipment
	December 31, 2020	December 31, 2021
	RMB	RMB

Office and other equipment	19,288,892	18,059,177
Leasehold improvements	17,858,447	17,179,429
Motor vehicles	1,950,081	2,052,245
Less: accumulated depreciation	(34,381,272)	(34,248,905)

Total	4,716,148	3,041,946